Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash (used in) provided by: Operating activities:
Net profit (loss) for the year	$ (922)	$ 1,365	$ (727)
Adjustments for:
Current income tax expense (recovery)	25	20	(32)
Amortization of property and equipment	434	461	406
Amortization of intangible assets	1,736	1,594	2,739
Share based compensation	288	47	135
Write-down of inventories	277	38	1,339
Change in fair value of contingent consideration	0	(346)	(1,803)
Finance (income) expense, net	(65)	190	525
Unrealized foreign exchange loss (gain)	108	(52)	(31)
Change in the following:
Accounts receivable	760	(864)	593
Inventories	(31)	166	471
Prepaid expenses	(26)	(194)	305
Other assets	0	(2)	99
Accounts payable and accrued liabilities	(236)	568	20
Interest received (paid), net	48	(16)	49
Income taxes paid, net	(61)	(91)	0
Royalties paid	(256)	(1,056)	(99)
Cash flows from (used in) operating activities	2,079	1,828	3,989
Investing activities:
Repayment of holdback payable	0	0	(1,876)
Acquisition of property and equipment	0	(14)	(377)
Acquisition of intangible assets	(270)	(296)	(441)
Cash flows (used in) from investing activities	(270)	(310)	(2,694)
Financing activities:
Repayment of lease liability	(353)	(355)	(316)
Stock options exercised	56	0	0
Cash flows used in financing activities	(297)	(355)	(316)
Foreign exchange loss on cash held in foreign currency	0	0	(1)
Increase (decrease) in cash	1,512	1,163	978
Cash and cash equivalents, beginning of period	4,857	3,694	2,716
Cash and cash equivalents, end of year	$ 6,369	$ 4,857	$ 3,694